Quarterly Financial Information - Summary of Balance Sheet (Detail) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020
Condensed Balance Sheet Statements, Captions [Line Items]
Total Assets	$ 576,858,765	$ 577,192,519	$ 577,160,703
Liabilities and Equity [Abstract]
Total current liabilities	1,805,865	1,116,416	507,793
Deferred underwriting commissions	20,125,000	20,125,000	20,125,000
Derivative warrant liabilities	31,127,670	65,511,660	42,525,340
Total liabilities	53,058,535	86,753,076	63,158,133
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	518,800,220	485,439,440	509,002,560
Shareholders' Equity
Preference shares - $0.0001 par value	0	0	0
Additional paid-in capital	0	30,092,651	6,529,768
Accumulated deficit	4,998,010	(25,094,982)	(1,531,856)
Total shareholders' equity	5,000,010	5,000,003	5,000,010
Total Liabilities and Shareholders' Equity	576,858,765	577,192,519	577,160,703
Ordinary Class A [Member]
Shareholders' Equity
Common stock, value	562	896	660
Ordinary Class B [Member]
Shareholders' Equity
Common stock, value	$ 1,438	1,438	1,438
As Previously Reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total Assets		577,192,519	577,160,703
Liabilities and Equity [Abstract]
Total current liabilities		1,116,416	507,793
Deferred underwriting commissions		20,125,000	20,125,000
Total liabilities		21,241,416	20,632,793
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption		550,951,100	551,527,900
Shareholders' Equity
Preference shares - $0.0001 par value		0	0
Additional paid-in capital		6,045,447	5,468,653
Accumulated deficit		(1,047,122)	(470,316)
Total shareholders' equity		5,000,003	5,000,010
Total Liabilities and Shareholders' Equity		577,192,519	577,160,703
As Previously Reported [Member] | Ordinary Class A [Member]
Shareholders' Equity
Common stock, value		240	235
As Previously Reported [Member] | Ordinary Class B [Member]
Shareholders' Equity
Common stock, value		$ 1,438	1,438
Restatement Adjustment
Liabilities and Equity [Abstract]
Derivative warrant liabilities			42,525,340
Total liabilities			42,525,340
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption			(42,525,340)
Shareholders' Equity
Preference shares - $0.0001 par value			0
Additional paid-in capital			1,061,115
Accumulated deficit			(1,061,540)
Restatement Adjustment | Ordinary Class A [Member]
Shareholders' Equity
Common stock, value			$ 425